FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	£ 498,843	£ 494,988
Mortgage offers made | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	294,806	289,198
Mortgage offers made | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	1,024	568
Mortgage offers made | Stage 1 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	251,418	257,043
Mortgage offers made | Stage 1 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	104	23
Mortgage offers made | Stage 2 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	29,018	16,935
Mortgage offers made | Stage 2 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	468	281
Mortgage offers made | Stage 3 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	1,859	1,506
Mortgage offers made | Stage 3 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	191	122
Mortgage offers made | POCI | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	12,511	13,714
Mortgage offers made | POCI | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	261	142
Mortgage offers made | Less than 70 per cent | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	221,476	204,615
Mortgage offers made | Less than 70 per cent | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	409	195
Mortgage offers made | Less than 70 per cent | Stage 1 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	185,548	179,566
Mortgage offers made | Less than 70 per cent | Stage 1 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	42	6
Mortgage offers made | Less than 70 per cent | Stage 2 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	24,330	13,147
Mortgage offers made | Less than 70 per cent | Stage 2 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	202	104
Mortgage offers made | Less than 70 per cent | Stage 3 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	1,547	1,174
Mortgage offers made | Less than 70 per cent | Stage 3 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	77	41
Mortgage offers made | Less than 70 per cent | POCI | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	10,051	10,728
Mortgage offers made | Less than 70 per cent | POCI | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	88	44
Mortgage offers made | 70 per cent to 80 per cent | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	48,510	48,659
Mortgage offers made | 70 per cent to 80 per cent | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	269	149
Mortgage offers made | 70 per cent to 80 per cent | Stage 1 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	43,656	44,384
Mortgage offers made | 70 per cent to 80 per cent | Stage 1 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	29	7
Mortgage offers made | 70 per cent to 80 per cent | Stage 2 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	3,364	2,343
Mortgage offers made | 70 per cent to 80 per cent | Stage 2 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	136	75
Mortgage offers made | 70 per cent to 80 per cent | Stage 3 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	187	181
Mortgage offers made | 70 per cent to 80 per cent | Stage 3 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	46	29
Mortgage offers made | 70 per cent to 80 per cent | POCI | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	1,303	1,751
Mortgage offers made | 70 per cent to 80 per cent | POCI | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	58	38
Mortgage offers made | 80 per cent to 90 per cent | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	23,061	28,876
Mortgage offers made | 80 per cent to 90 per cent | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	172	113
Mortgage offers made | 80 per cent to 90 per cent | Stage 1 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	21,508	27,056
Mortgage offers made | 80 per cent to 90 per cent | Stage 1 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	28	7
Mortgage offers made | 80 per cent to 90 per cent | Stage 2 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	1,009	1,057
Mortgage offers made | 80 per cent to 90 per cent | Stage 2 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	79	58
Mortgage offers made | 80 per cent to 90 per cent | Stage 3 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	74	86
Mortgage offers made | 80 per cent to 90 per cent | Stage 3 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	31	25
Mortgage offers made | 80 per cent to 90 per cent | POCI | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	470	677
Mortgage offers made | 80 per cent to 90 per cent | POCI | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	34	23
Mortgage offers made | 90 per cent to 100 per cent | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	892	6,103
Mortgage offers made | 90 per cent to 100 per cent | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	49	41
Mortgage offers made | 90 per cent to 100 per cent | Stage 1 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	555	5,663
Mortgage offers made | 90 per cent to 100 per cent | Stage 1 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	3	2
Mortgage offers made | 90 per cent to 100 per cent | Stage 2 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	126	199
Mortgage offers made | 90 per cent to 100 per cent | Stage 2 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	16	17
Mortgage offers made | 90 per cent to 100 per cent | Stage 3 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	21	34
Mortgage offers made | 90 per cent to 100 per cent | Stage 3 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	11	12
Mortgage offers made | 90 per cent to 100 per cent | POCI | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	190	207
Mortgage offers made | 90 per cent to 100 per cent | POCI | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	19	10
Mortgage offers made | Greater than 100 per cent | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	867	945
Mortgage offers made | Greater than 100 per cent | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	125	70
Mortgage offers made | Greater than 100 per cent | Stage 1 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	151	374
Mortgage offers made | Greater than 100 per cent | Stage 1 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	2	1
Mortgage offers made | Greater than 100 per cent | Stage 2 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	189	189
Mortgage offers made | Greater than 100 per cent | Stage 2 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	35	27
Mortgage offers made | Greater than 100 per cent | Stage 3 | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	30	31
Mortgage offers made | Greater than 100 per cent | Stage 3 | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	26	15
Mortgage offers made | Greater than 100 per cent | POCI | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	497	351
Mortgage offers made | Greater than 100 per cent | POCI | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	£ 62	£ 27